Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Abstract]
Office equipment	$ 13,559	$ 13,559	$ 13,559
Accumulated depreciation	(4,801)	(3,445)	(734)
Property and equipment, net	$ 8,758	$ 10,114	$ 12,825